CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 5,948,013	¥ 2,153,390
Accounts payable	3,901,799	3,657,112
Accrued expenses and other payables	2,679,555	1,395,981
Deferred revenue	90,992	96,668
Operating lease liabilities, current	145,739	86,258
Finance lease and other financing obligations, current	699,145	254,412
Long-term borrowings, excluding current portion	18,284,514	10,566,746
Operating lease liabilities, non-current	1,883,560	1,542,895
Finance lease and other financing obligations, non-current	8,933,540	8,097,881
Deferred tax liabilities	734,278	462,007
Other long-term liabilities	¥ 539,300	¥ 349,257
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,427,590,059	1,427,590,059
Ordinary shares, shares outstanding | shares	1,427,590,059	1,427,590,059
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 958,480	¥ 980,910
Liquidation preference	1,269,027	2,576,578
VIEs | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	233,326	343,944
Accounts payable	430,518	194,325
Accrued expenses and other payables	223,563	152,534
Deferred revenue	87,364	90,192
Operating lease liabilities, current	40,371	50,888
Finance lease and other financing obligations, current	28,161	31,629
Long-term borrowings, excluding current portion	13,733	60,042
Operating lease liabilities, non-current	172,458	361,502
Finance lease and other financing obligations, non-current	965,356	982,209
Deferred tax liabilities	76,460	91,036
Other long-term liabilities	¥ 66,379	¥ 34,281